December 31, 2006	• Pacific Select Fund • Separate Account A of Pacific Life Insurance Company

Annual
Reports

Pacific Select

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Disclosure of Fund Expenses	B-1
Schedules of Investments and Notes	C-1
Financial Statements:
Statements of Assets and Liabilities	D-1
Statements of Operations	D-7
Statements of Changes in Net Assets	D-13
Financial Highlights	E-1
Notes to Financial Statements	F-1
Report of Independent Registered Public Accounting Firm	G-1
Trustees and Officers Information	H-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	H-4
Special Meetings of Shareholders	H-9
Where to Go for More Information	H-10

The 2006 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth-Income and American Funds Growth Portfolios of the Pacific Select Fund (“PSF”). For those shareholders, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2006 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified		American Funds®
	Value	Small-Cap	Index	Index	Research	Equity	Growth-Income

ASSETS
Investments in portfolios, at value	$2,275,237	$707,525	$1,400,317	$697,331	$1,459,144	$159,997	$1,439,770
Receivables:
Due from Pacific Life Insurance Company	66	179	328	282	1,111	—	1,101
Fund shares redeemed	240	—	—	—	—	156	—

Total Assets	2,275,543	707,704	1,400,645	697,613	1,460,255	160,153	1,440,871

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	240	—	—	—	—	156	—
Fund shares purchased	—	179	328	282	1,111	—	1,101
Other	—	79	117	30	135	12	113

Total Liabilities	240	258	445	312	1,246	168	1,214

NET ASSETS	$2,275,303	$707,446	$1,400,200	$697,301	$1,459,009	$159,985	$1,439,657

NET ASSETS CONSIST OF:
Accumulation units	$2,274,566	$707,318	$1,399,732	$697,029	$1,458,659	$159,792	$1,439,234
Contracts in payout (annuitization) period	737	128	468	272	350	193	423

NET ASSETS	$2,275,303	$707,446	$1,400,200	$697,301	$1,459,009	$159,985	$1,439,657

Units Outstanding	138,057	69,301	77,542	40,398	114,405	10,959	117,185

Accumulation Unit Values	$11.34-$17.78	$10.17-$11.47	$11.16-$22.75	$11.37-$17.50	$10.79-$12.82	$9.71-$15.20	$11.09-$12.52

Cost of Investments	$1,360,278	$682,687	$1,111,686	$515,921	$1,229,713	$125,231	$1,290,287

	American Funds	Large-Cap		Short Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT

ASSETS
Investments in portfolios, at value	$1,503,732	$2,260,374	$75,639	$1,785,367	$34,149	$727,430	$1,316,849
Receivables:
Due from Pacific Life Insurance Company	1,675	465	—	1,835	81	889	386
Fund shares redeemed	—	—	208	—	—	—	—

Total Assets	1,505,407	2,260,839	75,847	1,787,202	34,230	728,319	1,317,235

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	208	—	—	—	—
Fund shares purchased	1,675	465	—	1,835	81	889	386
Other	109	37	6	71	4	87	71

Total Liabilities	1,784	502	214	1,906	85	976	457

NET ASSETS	$1,503,623	$2,260,337	$75,633	$1,785,296	$34,145	$727,343	$1,316,778

NET ASSETS CONSIST OF:
Accumulation units	$1,503,350	$2,259,552	$75,621	$1,784,696	$34,140	$727,158	$1,316,306
Contracts in payout (annuitization) period	273	785	12	600	5	185	472

NET ASSETS	$1,503,623	$2,260,337	$75,633	$1,785,296	$34,145	$727,343	$1,316,778

Units Outstanding	117,464	158,730	11,188	174,531	6,827	69,865	73,790

Accumulation Unit Values	$10.81-$13.05	$11.01-$15.36	$5.61-$11.58	$10.06-$10.66	$4.45-$11.20	$10.28-$10.49	$10.10-$24.05

Cost of Investments	$1,277,455	$1,842,837	$40,159	$1,809,620	$19,353	$719,194	$1,008,639

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	Focused	Health	Mid-Cap	Large-Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth (1)	Opportunities	Large-Cap	Small Equity

ASSETS
Investments in portfolios, at value	$170,159	$99,253	$3,542,674	$1,451,155	$63,745	$3,648,491	$403,780
Receivables:
Due from Pacific Life Insurance Company	—	—	1,721	1,565	20	—	461
Fund shares redeemed	67	55	—	—	31	29,698	—

Total Assets	170,226	99,308	3,544,395	1,452,720	63,796	3,678,189	404,241

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	67	55	—	—	31	29,698	—
Fund shares purchased	—	—	1,721	1,565	—	—	461
Other	12	6	284	42	—	197	19

Total Liabilities	79	61	2,005	1,607	31	29,895	480

NET ASSETS	$170,147	$99,247	$3,542,390	$1,451,113	$63,765	$3,648,294	$403,761

NET ASSETS CONSIST OF:
Accumulation units	$170,122	$99,236	$3,541,342	$1,450,751	$63,755	$3,647,452	$403,582
Contracts in payout (annuitization) period	25	11	1,048	362	10	842	179

NET ASSETS	$170,147	$99,247	$3,542,390	$1,451,113	$63,765	$3,648,294	$403,761

Units Outstanding	13,320	8,341	168,985	190,175	6,581	304,639	33,742

Accumulation Unit Values	$11.17 - $18.00	$10.92-$13.81	$11.30-$23.02	$7.05-$10.98	$9.20-$11.22	$10.36-$16.66	$10.91-$12.98

Cost of Investments	$105,845	$77,227	$3,174,358	$1,349,520	$40,764	$2,433,260	$317,656

	Small-Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Value	Strategy	Street® Core	Markets	Bond	Managed	Market

ASSETS
Investments in portfolios, at value	$481,477	$281,219	$1,784,277	$1,296,168	$2,938,127	$3,017,532	$654,163
Receivables:
Due from Pacific Life Insurance Company	2	—	161	417	2,714	4,089	29,417
Fund shares redeemed	527	122	—	186	—	—	—

Total Assets	482,006	281,341	1,784,438	1,296,771	2,940,841	3,021,621	683,580

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	527	122	—	186	—	—	—
Fund shares purchased	—	—	161	—	2,714	4,089	29,417
Other	—	17	120	—	185	214	170

Total Liabilities	527	139	281	186	2,899	4,303	29,587

NET ASSETS	$481,479	$281,202	$1,784,157	$1,296,585	$2,937,942	$3,017,318	$653,993

NET ASSETS CONSIST OF:
Accumulation units	$481,190	$280,824	$1,783,367	$1,296,184	$2,936,764	$3,016,177	$652,719
Contracts in payout (annuitization) period	289	378	790	401	1,178	1,141	1,274

NET ASSETS	$481,479	$281,202	$1,784,157	$1,296,585	$2,937,942	$3,017,318	$653,993

Units Outstanding	23,763	15,749	116,743	53,065	195,054	198,553	54,709

Accumulation Unit Values	$10.99-$21.18	$11.07-$19.72	$10.96-$18.94	$12.35-$36.49	$10.27-$16.82	$9.96-$16.92	$10.12-$12.84

Cost of Investments	$401,648	$227,452	$1,429,301	$730,731	$2,918,414	$3,186,720	$653,603

(1)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
	High Yield		Mid-Cap		VN Small-Cap
	Bond	Comstock	Growth	Real Estate	Value	Jennison

ASSETS
Investments in portfolios, at value	$682,229	$1,458,557	$961,005	$993,099	$86,843	$554
Receivables:
Due from Pacific Life Insurance Company	747	262	593	—	—	—
Fund shares redeemed	—	—	—	530	54	—

Total Assets	682,976	1,458,819	961,598	993,629	86,897	554

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	530	54	—
Fund shares purchased	726	262	593	—	—	—
Other	—	100	101	58	8	—

Total Liabilities	726	362	694	588	62	—

NET ASSETS	$682,250	$1,458,457	$960,904	$993,041	$86,835	$554

NET ASSETS CONSIST OF:
Accumulation units	$681,962	$1,458,141	$960,727	$992,592	$86,832	$554
Contracts in payout (annuitization) period	288	316	177	449	3	—

NET ASSETS	$682,250	$1,458,457	$960,904	$993,041	$86,835	$554

Units Outstanding	47,706	121,309	109,244	27,982	6,512	49

Accumulation Unit Values	$10.57-$15.35	$11.07-$13.13	$7.88-$11.27	$11.79-$39.20	$11.13-$13.60	$11.18-$11.39

Cost of Investments	$631,333	$1,284,389	$888,800	$607,950	$78,485	$322

						JPMorgan
		SP William Blair	SP Prudential	JPMorgan	JPMorgan	Insurance Trust
		International	U.S. Emerging	Insurance Trust	Insurance Trust	Diversified
	Value	Growth	Growth	Core Bond (1)	Equity Index (1)	Equity (1)

ASSETS
Investments in portfolios, at value	$794	$619	$314	$56,348	$498	$124
Receivables:
Due from Pacific Life Insurance Company	—	—	—	85	—	—

Total Assets	794	619	314	56,433	498	124

LIABILITIES
Payables:
Fund shares purchased	—	—	—	70	—	—

Total Liabilities	—	—	—	70	—	—

NET ASSETS	$794	$619	$314	$56,363	$498	$124

NET ASSETS CONSIST OF:
Accumulation units	$794	$619	$314	$56,362	$498	$124

Contracts in payout (annuitization) period	—	—	—	1	—	—

NET ASSETS	$794	$619	$314	$56,363	$498	$124

Units Outstanding	52	39	21	5,228	40	10

Accumulation Unit Values	$15.07-$15.35	$15.96-$16.26	$14.55-$14.82	$10.73-$10.79	$12.43-$12.49	$12.13-$12.20

Cost of Investments	$429	$287	$251	$54,763	$404	$102

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, and JPMorgan Insurance Trust Diversified Equity Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, and JPMorgan Investment Trust Diversified Equity Variable Accounts, respectively.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006
(In thousands, except accumulation unit values)

	Variable Accounts
			JPMorgan
	JPMorgan		Insurance Trust
	Insurance Trust	JPMorgan	Diversified
	Diversified Mid	Insurance Trust	Mid Cap
	Cap Value (1)	Intrepid Growth (1)	Growth (1)

ASSETS
Investments in portfolios, at value	$311	$101,408	$202
Receivables:
Due from Pacific Life Insurance Company	16	109	—

Total Assets	327	101,517	202

LIABILITIES
Payables:
Fund shares purchased	—	109	—
Other	—	2	—

Total Liabilities	—	111	—

NET ASSETS	$327	$101,406	$202

NET ASSETS CONSIST OF:
Accumulation units	$327	$101,405	$202
Contracts in payout (annuitization) period	—	1	—

NET ASSETS	$327	$101,406	$202

Units Outstanding	24	9,029	16

Accumulation Unit Values	$13.66-$13.73	$11.18-$11.24	$12.76-$12.83

Cost of Investments	$253	$89,943	$162

(1)	JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were formerly named JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
(In thousands)

	Variable Accounts
	International	International	Equity	Small-Cap	Diversified
	Value	Small-Cap (1)	Index	Index	Research	Equity

INVESTMENT INCOME
Dividends	$32,889	$850	$23,101	$10,117	$9,232	$592

EXPENSES
Mortality and expense risk fees and administrative fees	27,520	5,498	19,155	11,458	18,203	2,447
Charges for Stepped-Up death benefit rider	732	161	484	313	512	61
Charges for Premier death benefit rider	285	33	243	193	201	63

Total Expenses	28,537	5,692	19,882	11,964	18,916	2,571

Net Investment Income (Loss)	4,352	(4,842)	3,219	(1,847)	(9,684)	(1,979)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	68	(523)	15,609	110,866	(624)	2,460
Capital gain distributions	—	—	38,747	102,816	31,148	—

Realized Gain (Loss)	68	(523)	54,356	213,682	30,524	2,460

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	405,088	24,838	118,568	(63,390)	97,181	11,409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,508	$19,473	$176,143	$148,445	$118,021	$11,890

	American Funds	American Funds	Large-Cap		Short Duration	Concentrated
	Growth-Income	Growth	Value	Technology	Bond	Growth

INVESTMENT INCOME
Dividends	$16,488	$6,564	$25,989	$—	$67,218	$—
EXPENSES
Mortality and expense risk fees and administrative fees	16,288	18,416	28,367	1,401	24,067	505
Charges for Stepped-Up death benefit rider	464	517	789	39	608	11
Charges for Premier death benefit rider	135	132	344	34	194	13

Total Expenses	16,887	19,065	29,500	1,474	24,869	529

Net Investment Income (Loss)	(399)	(12,501)	(3,511)	(1,474)	42,349	(529)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(539)	(1,756)	(927)	5,044	(5,201)	2,757
Capital gain distributions	31,240	12,976	197,593	—	—	—

Realized Gain (Loss)	30,701	11,220	196,666	5,044	(5,201)	2,757

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	107,421	102,539	98,555	951	6,599	548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$137,723	$101,258	$291,710	$4,521	$43,747	$2,776

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(In thousands)

	Variable Accounts
	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap
	Bond (1)	LT	30	Sciences	Value	Growth (2)

INVESTMENT INCOME
Dividends	$20,239	$7,515	$100	$—	$22,072	$2,788
EXPENSES
Mortality and expense risk fees and administrative fees	6,401	16,955	2,122	1,613	42,991	18,284
Charges for Stepped-Up death benefit rider	177	455	54	43	1,198	508
Charges for Premier death benefit rider	47	245	42	39	457	181

Total Expenses	6,625	17,655	2,218	1,695	44,646	18,973

Net Investment Income (Loss)	13,614	(10,140)	(2,118)	(1,695)	(22,574)	(16,185)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(35)	(1,709)	(855)	2,962	(6,663)	(1,463)
Capital gain distributions	4,424	—	—	13,264	472,871	—

Realized Gain (Loss)	4,389	(1,709)	(855)	16,226	466,208	(1,463)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8,236	102,762	29,811	(9,126)	(66,675)	(40,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,239	$90,913	$26,838	$5,405	$376,959	($58,461)

	Capital	International	Fasciano	Small-Cap	Multi-	Main
	Opportunities	Large-Cap	Small Equity	Value	Strategy	Street Core

INVESTMENT INCOME
Dividends	$330	$90,037	$1,062	$10,460	$7,082	$21,216
EXPENSES
Mortality and expense risk fees and administrative fees	952	46,091	6,265	6,657	4,265	24,375
Charges for Stepped-Up death benefit rider	30	1,272	174	166	104	667
Charges for Premier death benefit rider	28	397	67	77	78	266

Total Expenses	1,010	47,760	6,506	6,900	4,447	25,308

Net Investment Income (Loss)	(680)	42,277	(5,444)	3,560	2,635	(4,092)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	5,202	55,590	22,357	5,968	7,096	(14,764)
Capital gain distributions	41	83,597	—	112,549	6,122	—

Realized Gain (Loss)	5,243	139,187	22,357	118,517	13,218	(14,764)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,525	545,369	11,815	(45,863)	11,273	238,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,088	$726,833	$28,728	$76,214	$27,126	$219,694

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(In thousands)

	Variable Accounts
	Emerging	Managed	Inflation	Money	High Yield
	Markets	Bond	Managed	Market	Bond	Comstock

INVESTMENT INCOME
Dividends	$8,670	$112,257	$111,928	$30,466	$49,025	$20,331
EXPENSES
Mortality and expense risk fees and administrative fees	16,599	41,264	40,907	9,556	9,838	16,934
Charges for Stepped-Up death benefit rider	449	1,019	1,030	210	220	459
Charges for Premier death benefit rider	167	479	391	144	122	158

Total Expenses	17,215	42,762	42,328	9,910	10,180	17,551

Net Investment Income (Loss)	(8,545)	69,495	69,600	20,556	38,845	2,780

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	45,234	(19,638)	(13,316)	264	(46)	(1,018)
Capital gain distributions	163,865	—	86,275	—	—	114,675

Realized Gain (Loss)	209,099	(19,638)	72,959	264	(46)	113,657

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	61,008	36,618	(164,288)	(251)	11,860	44,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,562	$86,475	($21,729)	$20,569	$50,659	$161,415

						SP William Blair
	Mid-Cap	Real	VN Small-Cap			International
	Growth	Estate	Value	Jennison	Value	Growth

INVESTMENT INCOME
Dividends	$2,022	$26,152	$572	$—	$8	$10
EXPENSES
Mortality and expense risk fees and administrative fees	9,486	12,206	1,124	8	11	9
Charges for Stepped-Up death benefit rider	268	316	33	—	—	—
Charges for Premier death benefit rider	117	150	9	1	1	1

Total Expenses	9,871	12,672	1,166	9	12	10

Net Investment Income (Loss)	(7,849)	13,480	(594)	(9)	(4)	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(3,100)	(925)	(602)	15	43	40
Capital gain distributions	15,101	152,896	6,968	—	28	51

Realized Gain	12,001	151,971	6,366	15	71	91

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,781)	90,871	5,190	(9)	61	17

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$371	$256,322	$10,962	($3)	$128	$108

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006
(In thousands)

	Variable Accounts
				JPMorgan	JPMorgan
	SP Prudential	JPMorgan	JPMorgan	Insurance Trust	Insurance Trust
	U.S. Emerging	Insurance Trust	Insurance Trust	Diversified	Diversified Mid
	Growth	Core Bond (1)	Equity Index (1)	Equity (1)	Cap Value (1)

INVESTMENT INCOME
Dividends	$—	$5,495	$6	$1	$909
EXPENSES
Mortality and expense risk fees and administrative fees	4	1,159	6	2	562
Charges for Stepped-Up death benefit rider	—	14	—	—	7
Charges for Premier death benefit rider	1	—	—	—	—

Total Expenses	5	1,173	6	2	569

Net Investment Income (Loss)	(5)	4,322	—	(1)	340

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	—	(5,911)	3	7	1,331
Capital gain distributions	24	—	—	—	11,592

Realized Gain (Loss)	24	(5,911)	3	7	12,923

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3	1,485	60	13	(5,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22	($104)	$63	$19	$7,976

		JPMorgan
		Insurance Trust
	JPMorgan	Diversified
	Insurance Trust	Mid Cap
	Intrepid Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends	$62	$—
EXPENSES
Mortality and expense risk fees and administrative fees	1,217	3
Charges for Stepped-Up death benefit rider	16	—
Charges for Premier death benefit rider	—	—

Total Expenses	1,233	3

Net Investment Loss	(1,171)	(3)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from security transactions	260	4
Capital gain distributions	—	7

Realized Gain	260	11

CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	5,203	11

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,292	$19

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	Variable Accounts
	International Value		International Small-Cap	Equity Index
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,352	$5,952	($4,842)	$3,219	$2,628
Realized gain (loss)	68	44,526	(523)	54,356	6,303
Change in unrealized appreciation on investments	405,088	59,879	24,838	118,568	45,280

Net Increase in Net Assets Resulting from Operations	409,508	110,357	19,473	176,143	54,211

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	422,985	329,193	113,435	262,607	150,445
Transfers between variable and fixed accounts, net	69,812	(384,895)	598,533	(201,909)	438,818
Transfers—policy charges and deductions	(17,629)	(13,620)	(2,880)	(16,498)	(13,170)
Transfers—surrenders	(150,688)	(111,859)	(21,046)	(128,298)	(104,728)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	—	1	—
Transfers—other	(70)	14	(69)	(21)	(95)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	324,411	(181,166)	687,973	(84,118)	471,270

NET INCREASE (DECREASE) IN NET ASSETS	733,919	(70,809)	707,446	92,025	525,481

NET ASSETS
Beginning of Year or Period	1,541,384	1,612,193	—	1,308,175	782,694

End of Year or Period	$2,275,303	$1,541,384	$707,446	$1,400,200	$1,308,175

	Small-Cap Index		Diversified Research		Equity
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,847)	($8,941)	($9,684)	($7,133)	($1,979)	($2,506)
Realized gain (loss)	213,682	2,362	30,524	(479)	2,460	(7,837)
Change in unrealized appreciation (depreciation) on investments	(63,390)	29,733	97,181	61,002	11,409	18,530

Net Increase in Net Assets Resulting from Operations	148,445	23,154	118,021	53,390	11,890	8,187

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	134,774	143,827	278,418	147,037	2,953	2,894
Transfers between variable and fixed accounts, net	(440,847)	(58,138)	174,137	417,379	(19,077)	(17,488)
Transfers—policy charges and deductions	(7,210)	(13,342)	(11,641)	(6,914)	(2,951)	(6,978)
Transfers—surrenders	(75,198)	(73,091)	(95,775)	(57,213)	(24,453)	(19,903)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	—	—	—	—	—
Transfers—other	—	(7)	(63)	(72)	(6)	12

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(388,480)	(751)	345,076	500,217	(43,534)	(41,463)

NET INCREASE (DECREASE) IN NET ASSETS	(240,035)	22,403	463,097	553,607	(31,644)	(33,276)

NET ASSETS
Beginning of Year	937,336	914,933	995,912	442,305	191,629	224,905

End of Year	$697,301	$937,336	$1,459,009	$995,912	$159,985	$191,629

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	American Funds Growth-Income		American Funds Growth		Large-Cap Value
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS Net investment income (loss)	($399)	$1,169	($12,501)	($4,111)	($3,511)	($7,458)
Realized gain (loss)	30,701	(125)	11,220	(124)	196,666	(2,205)
Change in unrealized appreciation on investments	107,421	42,062	102,539	123,737	98,555	35,831

Net Increase in Net Assets Resulting from Operations	137,723	43,106	101,258	119,502	291,710	26,168

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS Transfer of net premiums	315,455	131,737	375,862	166,975	418,934	416,166
Transfers between variable and fixed accounts, net	346,089	575,313	120,550	741,046	98,041	(1,061,347)
Transfers—policy charges and deductions	(9,002)	(2,750)	(9,430)	(3,551)	(18,852)	(22,987)
Transfers—surrenders	(74,429)	(23,389)	(77,862)	(30,525)	(154,373)	(132,164)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	1	1
Transfers—other	(116)	(80)	(83)	(119)	(66)	106

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	577,997	680,831	409,037	873,826	343,685	(800,225)

NET INCREASE (DECREASE) IN NET ASSETS	715,720	723,937	510,295	993,328	635,395	(774,057)

NET ASSETS
Beginning of Year or Period	723,937	—	993,328	—	1,624,942	2,398,999

End of Year or Period	$1,439,657	$723,937	$1,503,623	$993,328	$2,260,337	$1,624,942

	Technology		Short Duration Bond		Concentrated Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,474)	($1,179)	$42,349	$20,273	($529)	($649)
Realized gain (loss)	5,044	1,117	(5,201)	(7,216)	2,757	2,570
Change in unrealized appreciation (depreciation) on investments	951	14,661	6,599	(12,331)	548	(1,989)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,521	14,599	43,747	726	2,776	(68)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	5,327	3,037	367,902	357,945	1,638	1,288
Transfers between variable and fixed accounts, net	(17,564)	9,436	70,096	(81,679)	(4,507)	(7,173)
Transfers—policy charges and deductions	(818)	(440)	(20,017)	(16,509)	(380)	(246)
Transfers—surrenders	(12,457)	(9,179)	(125,228)	(93,662)	(4,156)	(5,098)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	11	(4)	(47)	(10)	(5)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(25,501)	2,850	292,706	166,085	(7,410)	(11,229)

NET INCREASE (DECREASE) IN NET ASSETS	(20,980)	17,449	336,453	166,811	(4,634)	(11,297)

NET ASSETS
Beginning of Year	96,613	79,164	1,448,843	1,282,032	38,779	50,076

End of Year	$75,633	$96,613	$1,785,296	$1,448,843	$34,145	$38,779

(1)	Operations commenced on May 2, 2005.

(2)	Formerly named I-Net TollkeeperSMVariable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Diversified Bond	Growth LT		Focused 30
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2006 (1)	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$13,614	($10,140)	($13,240)	($2,118)	($448)
Realized gain (loss)	4,389	(1,709)	(60,487)	(855)	220
Change in unrealized appreciation on investments	8,236	102,762	118,683	29,811	16,509

Net Increase in Net Assets Resulting from Operations	26,239	90,913	44,956	26,838	16,281

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	101,178	195,427	142,071	10,455	5,630
Transfers between variable and fixed accounts, net	634,783	129,027	(274,586)	35,174	28,688
Transfers—policy charges and deductions	(4,366)	(12,532)	(12,681)	(940)	(651)
Transfers—surrenders	(30,393)	(113,266)	(92,058)	(17,837)	(10,840)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	1	—	—	—
Transfers—other	(98)	(45)	24	8	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	701,104	198,612	(237,230)	26,860	22,829

NET INCREASE (DECREASE) IN NET ASSETS	727,343	289,525	(192,274)	53,698	39,110

NET ASSETS
Beginning of Year or Period	—	1,027,253	1,219,527	116,449	77,339

End of Year or Period	$727,343	$1,316,778	$1,027,253	$170,147	$116,449

	Health Sciences		Mid-Cap Value		Large-Cap Growth (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,695)	($1,635)	($22,574)	($16,680)	($16,185)	($15,171)
Realized gain (loss)	16,226	2,505	466,208	168,111	(1,463)	(46,156)
Change in unrealized appreciation (depreciation) on investments	(9,126)	12,507	(66,675)	23,291	(40,813)	32,972

Net Increase (Decrease) in Net Assets Resulting from Operations	5,405	13,377	376,959	174,722	(58,461)	(28,355)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	6,202	4,444	712,271	380,929	312,335	303,943
Transfers between variable and fixed accounts, net	(14,852)	9,397	310,055	627,710	236,154	(810,035)
Transfers—policy charges and deductions	(1,456)	(1,087)	(26,491)	(24,412)	(11,284)	(11,684)
Transfers—surrenders	(13,840)	(12,577)	(217,198)	(143,449)	(87,242)	(81,939)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	—	—	—
Transfers—other	2	7	(157)	(131)	(27)	92

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(23,944)	184	778,481	840,647	449,936	(599,623)

NET INCREASE (DECREASE) IN NET ASSETS	(18,539)	13,561	1,155,440	1,015,369	391,475	(627,978)

NET ASSETS
Beginning of Year	117,786	104,225	2,386,950	1,371,581	1,059,638	1,687,616

End of Year	$99,247	$117,786	$3,542,390	$2,386,950	$1,451,113	$1,059,638

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Capital Opportunities		International Large-Cap		Fasciano Small Equity (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($680)	($1,761)	$42,277	($11,668)	($5,444)	($4,073)
Realized gain (loss)	5,243	13,287	139,187	(1,933)	22,357	1,230
Change in unrealized appreciation (depreciation) on investments	2,525	(25,552)	545,369	270,599	11,815	23,558

Net Increase (Decrease) in Net Assets Resulting from Operations	7,088	(14,026)	726,833	256,998	28,728	20,715

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	1,403	32,354	821,398	546,083	126,704	79,456
Transfers between variable and fixed accounts, net	(10,294)	(255,278)	(342,395)	480,507	(189,358)	220,588
Transfers—policy charges and deductions	(690)	(1,290)	(26,331)	(18,500)	(3,531)	(2,946)
Transfers—surrenders	(7,329)	(12,807)	(207,921)	(135,379)	(31,697)	(25,391)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	—	—	—
Transfers—other	11	31	(152)	(138)	13	(41)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(16,899)	(236,990)	244,600	872,573	(97,869)	271,666

NET INCREASE (DECREASE) IN NET ASSETS	(9,811)	(251,016)	971,433	1,129,571	(69,141)	292,381

NET ASSETS
Beginning of Year	73,576	324,592	2,676,861	1,547,290	472,902	180,521

End of Year	$63,765	$73,576	$3,648,294	$2,676,861	$403,761	$472,902

	Small-Cap Value		Multi-Strategy		Main Street Core
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,560	($1,879)	$2,635	$2,031	($4,092)	($2,981)
Realized gain (loss)	118,517	30,498	13,218	2,738	(14,764)	(9,448)
Change in unrealized appreciation (depreciation) on investments	(45,863)	9,653	11,273	2,519	238,550	87,407

Net Increase in Net Assets Resulting from Operations	76,214	38,272	27,126	7,288	219,694	74,978

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	70,627	91,910	5,560	8,270	357,048	265,955
Transfers between variable and fixed accounts, net	(40,409)	(201,608)	(30,422)	(17,276)	(229,341)	350,540
Transfers—policy charges and deductions	(4,132)	(3,643)	(4,769)	(5,963)	(18,113)	(18,683)
Transfers—surrenders	(38,046)	(32,983)	(42,172)	(35,377)	(140,292)	(104,948)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	2	2	1	—
Transfers—other	(8)	14	4	1	(28)	(77)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(11,968)	(146,310)	(71,797)	(50,343)	(30,725)	492,787

NET INCREASE (DECREASE) IN NET ASSETS	64,246	(108,038)	(44,671)	(43,055)	188,969	567,765

NET ASSETS
Beginning of Year	417,233	525,271	325,873	368,928	1,595,188	1,027,423

End of Year	$481,479	$417,233	$281,202	$325,873	$1,784,157	$1,595,188

(1)	Formerly named Aggressive Equity Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Emerging Markets		Managed Bond		Inflation Managed
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($8,545)	($2,707)	$69,495	$46,521	$69,600	$32,589
Realized gain (loss)	209,099	(597)	(19,638)	74,710	72,959	139,730
Change in unrealized appreciation (depreciation) on investments	61,008	290,166	36,618	(94,582)	(164,288)	(149,831)

Net Increase (Decrease) in Net Assets Resulting from Operations	261,562	286,862	86,475	26,649	(21,729)	22,488

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	271,511	174,231	524,200	458,027	570,832	467,448
Transfers between variable and fixed accounts, net	(242,155)	156,920	(108,624)	181,923	309,250	158,761
Transfers—policy charges and deductions	(9,855)	(12,729)	(34,107)	(33,145)	(31,634)	(26,090)
Transfers—surrenders	(83,825)	(56,222)	(252,524)	(214,013)	(239,852)	(183,133)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	2	2	7	7
Transfers—other	49	27	(36)	(50)	(93)	(42)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(64,274)	262,228	128,911	392,744	608,510	416,951

NET INCREASE IN NET ASSETS	197,288	549,090	215,386	419,393	586,781	439,439

NET ASSETS
Beginning of Year	1,099,297	550,207	2,722,556	2,303,163	2,430,537	1,991,098

End of Year	$1,296,585	$1,099,297	$2,937,942	$2,722,556	$3,017,318	$2,430,537

	Money Market		High Yield Bond		Comstock
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,556	$8,039	$38,845	$37,057	$2,780	$771
Realized gain (loss)	264	11	(46)	(1,032)	113,657	25,000
Change in unrealized appreciation (depreciation) on investments	(251)	(53)	11,860	(29,762)	44,978	(2,944)

Net Increase in Net Assets Resulting from Operations	20,569	7,997	50,659	6,263	161,415	22,827

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	191,867	181,131	89,812	97,888	270,924	172,674
Transfers between variable and fixed accounts, net	140,552	(15,031)	(84,523)	(29,723)	299,936	17,325
Transfers—policy charges and deductions	(22,297)	(19,750)	(9,234)	(8,958)	(10,355)	(6,270)
Transfers—surrenders	(229,129)	(180,548)	(71,892)	(68,384)	(84,411)	(55,600)
Adjustments to net assets allocated to contracts in payout (annuitization) period	1	1	1	1	—	—
Transfers—other	(66)	(15)	—	(9)	(84)	(6)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	80,928	(34,212)	(75,836)	(9,185)	476,010	128,123

NET INCREASE (DECREASE) IN NET ASSETS	101,497	(26,215)	(25,177)	(2,922)	637,425	150,950

NET ASSETS
Beginning of Year	552,496	578,711	707,427	710,349	821,032	670,082

End of Year	$653,993	$552,496	$682,250	$707,427	$1,458,457	$821,032

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,849)	($2,992)	$13,480	($3,729)	($594)	($209)
Realized gain	12,001	524	151,971	23,134	6,366	1,790
Change in unrealized appreciation (depreciation) on investments	(3,781)	31,206	90,871	66,402	5,190	3,167

Net Increase in Net Assets Resulting from Operations	371	28,738	256,322	85,807	10,962	4,748

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	127,854	7,848	161,777	99,811	19,018	7,827
Transfers between variable and fixed accounts, net	661,367	26,581	(21,372)	(47,197)	594	52,373
Transfers—policy charges and deductions	(4,897)	(1,771)	(6,940)	(5,290)	(486)	(137)
Transfers—surrenders	(55,399)	(20,766)	(71,251)	(49,059)	(5,578)	(2,490)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	3	2	—	—
Transfers—other	(90)	11	(43)	(11)	1	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	728,835	11,903	62,174	(1,744)	13,549	57,576

NET INCREASE IN NET ASSETS	729,206	40,641	318,496	84,063	24,511	62,324

NET ASSETS
Beginning of Year or Period	231,698	191,057	674,545	590,482	62,324	—

End of Year or Period	$960,904	$231,698	$993,041	$674,545	$86,835	$62,324

					SP William Blair
	Jennison		Value		International Growth
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($9)	($9)	($4)	($6)	$—	($8)
Realized gain	15	11	71	20	91	81
Change in unrealized appreciation (depreciation) on investments	(9)	62	61	90	17	1

Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	64	128	104	108	74

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	2	2	—	—	—	—
Transfers between variable and fixed accounts, net	(19)	(5)	(55)	(25)	(5)	(90)
Transfers—policy charges and deductions	(4)	(1)	(1)	(40)	(1)	(26)
Transfers—surrenders	(8)	(20)	(96)	(58)	(125)	(30)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	—	—	(1)	1	—	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(29)	(24)	(153)	(122)	(131)	(146)

NET INCREASE (DECREASE) IN NET ASSETS	(32)	40	(25)	(18)	(23)	(72)

NET ASSETS
Beginning of Year	586	546	819	837	642	714

End of Year	$554	$586	$794	$819	$619	$642

(1)	Operations commenced on May 2, 2005.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Accounts
	SP Prudential		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Emerging Growth		Core Bond (1)		Equity Index (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5)	($4)	$4,322	$1,013	$—	$—
Realized gain (loss)	24	46	(5,911)	—	3	—
Change in unrealized appreciation (depreciation) on investments	3	(2)	1,485	(174)	60	17

Net Increase (Decrease) in Net Assets Resulting from Operations	22	40	(104)	839	63	17

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	29,405	68,316	6	178
Transfers between variable and fixed accounts, net	(2)	(5)	(95,391)	30,570	16	36
Transfers—policy charges and deductions	—	—	(1,126)	(1,022)	—	—
Transfers—surrenders	(4)	(7)	(3,708)	(3,593)	(31)	(14)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	—	—	11	(7)	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6)	(12)	(70,809)	94,264	(9)	201

NET INCREASE (DECREASE) IN NET ASSETS	16	28	(70,913)	95,103	54	218

NET ASSETS
Beginning of Year	298	270	127,276	32,173	444	226

End of Year	$314	$298	$56,363	$127,276	$498	$444

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	Diversified Equity (1)		Diversified Mid Cap Value (1)		Intrepid Growth (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1)	($1)	$340	($622)	($1,171)	($469)
Realized gain (loss)	7	—	12,923	1,607	260	(904)
Change in unrealized appreciation (depreciation) on investments	13	6	(5,287)	4,423	5,203	4,498

Net Increase in Net Assets Resulting from Operations	19	5	7,976	5,408	4,292	3,125

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	18	108	18,748	41,680	28,698	47,227
Transfers between variable and fixed accounts, net	(56)	2	(121,132)	40,158	(1,881)	(1,988)
Transfers—policy charges and deductions	—	—	(424)	(635)	(1,113)	(575)
Transfers—surrenders	(26)	(15)	(1,786)	(2,313)	(3,622)	(2,136)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Transfers—other	—	(1)	6	(8)	(6)	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(64)	94	(104,588)	78,882	22,076	42,525

NET INCREASE (DECREASE) IN NET ASSETS	(45)	99	(96,612)	84,290	26,368	45,650

NET ASSETS
Beginning of Year	169	70	96,939	12,649	75,038	29,388

End of Year	$124	$169	$327	$96,939	$101,406	$75,038

(1)	JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Intrepid Growth Variable Accounts were formerly named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Large Cap Growth Variable Accounts, respectively.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(In thousands)

	Variable Account
	JPMorgan Insurance Trust
	Diversified Mid Cap Growth (1)
	Year Ended	Year Ended
	December 31,	December 31,
	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($3)	($3)
Realized gain	11	—
Change in unrealized appreciation on investments	11	25

Net Increase in Net Assets Resulting from Operations	19	22

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	30	118
Transfers between variable and fixed accounts, net	(34)	16
Transfers—policy charges and deductions	—	—
Transfers—surrenders	(33)	(23)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—
Transfers—other	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(37)	112

NET INCREASE (DECREASE) IN NET ASSETS	(18)	134

NET ASSETS
Beginning of Year	220	86

End of Year	$202	$220

(1)	JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Account was formerly named JPMorgan Investment Trust Mid Cap Growth Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), ratios of investment income to average daily net assets and total returns for each year or period ended December 31 are presented in the table below. The ratios of expenses to average daily net assets for each of the Variable Accounts are discussed in Note 4 to Financial Statements.

	Number of Units		AUV		Investment
Variable Accounts	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
For the Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Ratio (2)	Lowest	Highest

International Value
2006	138,057	$2,275,303	$11.34	$17.78	1.76%	23.21%	25.19%
2005	114,680	1,541,384	11.66	14.35	1.93%	7.27%	8.99%
2004	128,990	1,612,193	10.87	13.30	1.75%	14.12%	15.96%
2003	102,714	1,127,110	9.53	11.58	2.00%	25.19%	27.20%
2002	69,035	609,313	7.61	9.20	1.04%	(15.61%)	(14.25%)

International Small-Cap (4)
05/01/2006 - 12/31/2006	69,301	$707,446	$10.17	$11.47	0.23%	2.14%	2.14%

Equity Index
2006	77,542	$1,400,200	$11.16	$22.75	1.76%	13.24%	15.06%
2005	80,050	1,308,175	10.41	19.97	1.75%	2.60%	4.25%
2004	46,439	782,694	10.02	19.35	1.70%	8.40%	10.14%
2003	49,320	772,537	9.13	17.74	1.47%	25.76%	27.78%
2002	58,669	731,684	7.17	14.02	1.32%	(23.88%)	(22.65%)

Small-Cap Index
2006	40,398	$697,301	$11.37	$17.50	1.30%	15.46%	17.32%
2005	62,917	937,336	13.55	15.06	0.51%	2.32%	3.96%
2004	63,104	914,933	13.08	14.64	0.74%	15.43%	17.29%
2003	39,287	491,260	11.19	12.60	0.76%	43.63%	45.94%
2002	25,910	224,678	7.70	8.72	0.85%	(22.75%)	(21.50%)

Diversified Research
2006	114,405	$1,459,009	$10.79	$12.82	0.75%	9.76%	11.53%
2005	86,073	995,912	11.13	11.64	0.57%	3.16%	4.82%
2004	39,648	442,305	10.66	11.24	0.66%	9.00%	10.76%
2003	29,485	300,306	9.66	10.28	0.41%	30.00%	32.10%
2002	22,123	172,513	7.34	7.88	0.29%	(25.70%)	(24.50%)

Equity
2006	10,959	$159,985	$9.71	$15.20	0.34%	6.51%	8.22%
2005	14,090	191,629	9.15	14.19	0.24%	4.43%	5.05%
2004	17,277	224,905	8.52	13.51	0.71%	3.06%	4.72%
2003	21,361	268,303	8.16	13.03	0.36%	21.87%	23.84%
2002	24,067	247,642	6.61	10.63	0.34%	(27.97%)	(26.95%)

American Funds Growth-Income
2006	117,185	$1,439,657	$11.09	$12.52	1.49%	12.51%	14.32%
05/02/2005 - 12/31/2005	66,574	723,937	10.84	10.96	1.81%	7.28%	8.84%

American Funds Growth
2006	117,464	$1,503,623	$10.81	$13.05	0.53%	7.64%	9.37%
05/02/2005 - 12/31/2005	83,851	993,328	11.81	11.94	0.72%	16.32%	18.57%

Large-Cap Value
2006	158,730	$2,260,337	$11.01	$15.36	1.35%	15.26%	17.11%
2005	131,227	1,624,942	10.80	13.24	1.13%	4.06%	5.73%
2004	202,397	2,398,999	10.38	12.65	1.47%	7.75%	9.49%
2003	141,194	1,551,417	9.55	11.67	1.46%	28.64%	30.72%
2002	93,650	804,079	7.33	9.02	1.09%	(24.49%)	(23.27%)

Technology
2006	11,188	$75,633	$5.61	$11.58	0.00%	7.18%	8.91%
2005	15,129	96,613	5.22	8.84	0.00%	19.31%	21.23%
2004	14,999	79,164	4.37	7.38	0.00%	1.61%	3.25%
2003	20,347	103,527	4.29	7.24	0.00%	39.77%	42.02%
2002	9,251	34,306	3.06	5.16	0.00%	(47.41%)	(46.56%)

Short Duration Bond
2006	174,531	$1,785,296	$10.06	$10.66	4.13%	2.21%	3.85%
2005	145,422	1,448,843	9.84	10.27	3.05%	(0.43%)	1.17%
2004	128,724	1,282,032	9.88	10.15	2.55%	(0.80%)	0.80%
05/01/2003 - 12/31/2003	79,924	798,637	9.96	10.07	2.69%	(0.38%)	0.69%

Concentrated Growth (5)
2006	6,827	$34,145	$4.45	$11.20	0.00%	7.85%	9.58%
2005	8,475	38,779	4.12	8.78	0.00%	0.32%	1.94%
2004	10,997	50,076	4.09	8.72	0.00%	10.42%	12.21%
2003	13,372	55,317	3.70	7.87	0.00%	40.39%	41.23%
2002	12,344	34,687	2.63	5.58	0.00%	(39.84%)	(39.47%)

Diversified Bond (4)
05/01/2006 - 12/31/2006	69,865	$727,343	$10.28	$10.49	4.64%	4.22%	4.22%

See Notes to Financial Statements	See Explanation of References on Page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of
	Units		AUV		Investment
Variable Accounts	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
For the Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Ratio (2)	Lowest	Highest

Growth LT
2006	73,790	$1,316,778	$10.10	$24.05	0.64%	7.55%	9.28%
2005	58,503	1,027,253	9.27	22.23	0.24%	5.55%	7.25%
2004	73,097	1,219,527	8.67	20.93	0.00%	8.21%	9.96%
2003	68,735	1,097,592	7.92	19.23	0.00%	31.33%	33.44%
2002	67,888	859,556	5.95	14.55	1.02%	(30.38%)	(29.26%)

Focused 30
2006	13,320	$170,147	$11.17	$18.00	0.07%	21.27%	23.22%
2005	11,031	116,449	9.19	14.68	1.03%	19.66%	21.58%
2004	8,930	77,339	7.66	12.23	0.06%	12.57%	14.39%
2003	8,039	61,035	6.79	10.82	0.00%	39.44%	41.69%
2002	5,927	31,967	4.86	7.73	0.16%	(30.81%)	(29.69%)

Health Sciences
2006	8,341	$99,247	$10.92	$13.81	0.00%	5.97%	7.68%
2005	10,481	117,786	10.28	12.99	0.00%	13.01%	14.82%
2004	10,537	104,225	9.07	11.45	0.00%	5.41%	7.11%
2003	10,734	100,427	8.59	10.83	0.00%	25.29%	27.31%
2002	8,457	63,160	6.84	8.61	0.00%	(24.83%)	(23.61%)

Mid-Cap Value
2006	168,985	$3,542,390	$11.30	$23.02	0.76%	12.70%	14.51%
2005	127,837	2,386,950	14.96	20.31	0.64%	6.72%	8.43%
2004	78,005	1,371,581	13.84	18.91	0.40%	22.60%	24.58%
2003	63,136	905,461	11.15	15.33	0.62%	26.55%	28.59%
2002	48,654	554,894	8.70	12.05	0.43%	(16.15%)	(14.80%)

Large-Cap Growth (5)
2006	190,175	$1,451,113	$ 7.05	$10.98	0.23%	(5.72%)	(4.20%)
2005	132,162	1,059,638	7.46	9.02	0.31%	0.91%	2.53%
2004	213,592	1,687,616	7.38	8.91	0.77%	2.58%	4.24%
2003	126,242	964,872	7.17	8.66	0.30%	22.88%	24.86%
2002	77,501	477,035	5.82	7.02	0.13%	(27.41%)	(26.24%)

Capital Opportunities
2006	6,581	$63,765	$ 9.20	$11.22	0.51%	10.99%	12.78%
2005	8,458	73,576	8.27	9.36	0.48%	(0.18%)	1.43%
2004	37,462	324,592	8.26	9.35	0.82%	10.46%	12.24%
2003	28,404	221,280	7.46	8.43	0.49%	24.62%	26.62%
2002	19,116	118,604	5.97	6.74	0.21%	(28.23%)	(27.07%)

International Large-Cap
2006	304,639	$3,648,294	$10.36	$16.66	2.89%	24.50%	26.50%
2005	282,389	2,676,861	8.30	13.17	0.95%	10.47%	12.25%
2004	182,329	1,547,290	7.49	11.73	1.14%	16.26%	18.13%
2003	127,976	922,668	6.43	9.93	1.37%	27.93%	30.00%
2002	70,634	387,361	5.01	7.64	0.93%	(19.26%)	(17.95%)

Fasciano Small Equity (5)
2006	33,742	$403,761	$10.91	$12.98	0.25%	2.99%	4.65%
2005	41,021	472,902	10.72	12.56	0.29%	0.63%	2.25%
2004	16,076	180,521	10.52	12.44	0.61%	16.59%	18.47%
2003	21,852	209,317	8.91	10.63	0.54%	30.51%	32.61%
2002	21,555	156,379	6.75	8.12	0.00%	(26.58%)	(25.39%)

Small-Cap Value
2006	23,763	$481,479	$10.99	$21.18	2.32%	17.39%	19.28%
2005	24,219	417,233	17.02	17.76	1.11%	11.41%	13.20%
2004	34,125	525,271	15.27	15.69	1.96%	21.95%	23.91%
05/01/2003 - 12/31/2003	21,960	275,887	12.52	12.66	1.67%	25.25%	26.59%

Multi-Strategy
2006	15,749	$281,202	$11.07	$19.72	2.40%	9.48%	11.24%
2005	20,084	325,873	11.61	17.90	2.09%	1.73%	3.36%
2004	23,222	368,928	11.32	17.49	1.70%	7.64%	9.38%
2003	24,811	367,211	10.39	16.16	1.65%	20.84%	22.78%
2002	23,835	295,652	8.49	13.29	2.00%	(14.79%)	(14.27%)

Main Street Core (5)
2006	116,743	$1,784,157	$10.96	$18.94	1.28%	12.90%	14.72%
2005	115,689	1,595,188	9.58	16.68	1.29%	3.90%	5.57%
2004	74,999	1,027,423	9.11	15.96	1.45%	7.37%	9.10%
2003	58,972	769,037	8.38	14.77	1.19%	24.45%	26.45%
2002	36,789	408,214	6.65	11.80	0.70%	(29.82%)	(28.69%)

See Notes to Financial Statements	See Explanation of References on Page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of Units		AUV		Investment
Variable Accounts	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
For the Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Ratio (2)	Lowest	Highest

Emerging Markets
2006	53,065	$1,296,585	$12.35	$36.49	0.77%	21.94%	23.90%
2005	55,958	1,099,297	16.62	29.77	1.16%	38.68%	40.91%
2004	39,728	550,207	11.96	21.39	2.18%	31.96%	34.09%
2003	22,815	230,453	9.04	16.16	1.36%	65.15%	67.81%
2002	16,418	96,542	5.46	9.75	0.51%	(4.99%)	(3.45%)

Managed Bond
2006	195,054	$2,937,942	$10.27	$16.82	4.01%	2.74%	4.39%
2005	186,046	2,722,556	12.09	16.27	3.40%	0.61%	2.23%
2004	158,020	2,303,163	12.01	16.08	2.99%	3.29%	4.96%
2003	134,892	1,907,366	11.63	15.47	4.35%	4.13%	5.81%
2002	131,496	1,807,539	11.17	14.77	4.66%	8.74%	10.49%

Inflation Managed
2006	198,553	$3,017,318	$9.96	$16.92	4.04%	(1.47%)	0.12%
2005	157,433	2,430,537	12.93	17.07	3.01%	0.52%	2.13%
2004	130,232	1,991,098	12.86	16.88	0.88%	6.74%	8.46%
2003	93,814	1,343,374	12.05	15.72	0.09%	6.10%	7.81%
2002	70,941	969,025	11.35	14.73	1.08%	13.16%	14.99%

Money Market
2006	54,709	$653,993	$10.12	$12.84	4.60%	2.62%	4.27%
2005	47,882	552,496	9.89	12.43	2.77%	0.79%	2.41%
2004	50,956	578,711	9.81	12.26	0.99%	(0.99%)	0.61%
2003	59,210	679,894	9.91	12.31	0.80%	(1.21%)	0.39%
2002	97,246	1,128,294	10.03	12.39	1.41%	(0.59%)	1.01%

High Yield Bond
2006	47,706	$682,250	$10.57	$15.35	7.33%	7.26%	8.99%
2005	53,083	707,427	11.54	14.22	7.07%	0.35%	1.96%
2004	53,762	710,349	11.50	14.09	7.11%	7.26%	8.99%
2003	57,084	700,342	10.72	13.06	7.42%	17.91%	19.81%
2002	34,116	356,950	9.09	11.01	8.82%	(4.91%)	(3.38%)

Comstock (5)
2006	121,309	$1,458,457	$11.07	$13.13	1.77%	14.04%	15.87%
2005	78,368	821,032	10.06	11.33	1.64%	2.30%	3.95%
2004	65,803	670,082	9.81	10.90	1.32%	14.85%	16.70%
2003	41,914	369,305	8.52	9.34	1.11%	28.78%	30.86%
2002	9,464	64,298	6.60	7.22	0.10%	(23.70%)	(23.24%)

Mid-Cap Growth
2006	109,244	$960,904	$7.88	$11.27	0.31%	6.78%	8.50%
2005	28,496	231,698	7.36	9.85	0.00%	15.57%	17.43%
2004	27,151	191,057	6.36	8.49	0.00%	19.18%	21.10%
2003	23,836	140,665	5.32	7.10	0.00%	27.81%	29.87%
2002	16,389	75,943	4.15	5.53	0.00%	(48.08%)	(47.24%)

Real Estate (5)
2006	27,982	$993,041	$11.79	$39.20	3.14%	35.34%	37.51%
2005	25,484	674,545	21.58	28.79	0.91%	14.48%	16.32%
2004	25,556	590,482	18.62	25.00	2.73%	34.89%	37.07%
2003	22,063	378,106	13.63	18.42	3.47%	34.80%	36.97%
2002	17,472	223,697	9.99	13.58	2.78%	(2.29%)	(0.72%)

VN Small-Cap Value
2006	6,512	$86,835	$11.13	$13.60	0.75%	16.34%	18.21%
05/02/2005 - 12/31/2005	5,459	62,324	11.38	11.50	0.84%	12.09%	14.27%

Jennison
2006	49	$554	$11.18	$11.39	0.00%	(0.39%)	(0.04%)
2005	52	586	11.22	11.39	0.00%	12.05%	12.44%
2004	54	546	10.01	10.13	0.04%	7.32%	7.70%
2003	71	667	9.33	9.41	0.00%	27.36%	27.81%
2002	56	410	7.33	7.36	0.00%	(32.36%)	(32.12%)

Value
2006	52	$794	$15.07	$15.35	0.97%	17.37%	17.78%
2005	63	819	12.84	13.03	0.83%	14.21%	14.60%
2004	74	837	11.24	11.37	0.91%	13.82%	14.22%
2003	97	965	9.33	9.96	1.03%	25.42%	25.86%
2002	75	590	7.87	7.91	1.24%	(23.70%)	(23.43%)

SP William Blair International Growth(5)
2006	39	$619	$15.96	$16.26	1.60%	18.33%	18.75%
2005	47	642	13.49	13.69	0.25%	13.79%	14.19%
2004	60	714	11.85	11.99	0.00%	14.11%	14.51%
2003	73	759	10.39	10.47	0.00%	36.73%	37.21%
2002	48	363	7.60	7.63	0.00%	(24.18%)	(23.91%)

See Notes to Financial Statements	See explanation of references on page J-4

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	Number of Units		AUV		Investment
Variable Accounts	Outstanding	Total Net Assets	at December 31 (1)		Income	Total Return (3)
For the Year or Period Ended	(in 000's)	(in $000's)	Lowest	Highest	Ratio (2)	Lowest	Highest

SP Prudential U.S. Emerging Growth
2006	21	$314	$14.55	$14.82	0.00%	7.21%	7.58%
2005	22	298	13.57	13.78	0.00%	15.44%	15.85%
2004	23	270	11.76	11.89	0.03%	18.91%	19.32%
2003	27	264	9.89	9.97	0.00%	39.05%	39.54%
2002	25	180	7.11	7.14	0.00%	(33.59%)	(33.35%)

JPMorgan Insurance Trust Core Bond (5)
2006	5,228	$56,363	$10.73	$10.79	6.69%	2.49%	2.69%
2005	12,119	127,276	10.50	10.50	2.65%	0.97%	0.97%
06/10/2004 - 12/31/2004	3,092	32,173	10.40	10.40	0.00%	4.04%	4.04%

JPMorgan Insurance Trust Equity Index (5)
2006	40	$498	$12.43	$12.49	1.32%	13.82%	13.82%
2005	40	444	10.98	10.98	1.39%	3.01%	3.01%
06/10/2004 - 12/31/2004	21	226	10.66	10.66	0.00%	6.55%	6.55%

JPMorgan Insurance Trust Diversified Equity (5)
2006	10	$124	$12.13	$12.20	0.96%	14.54%	14.54%
2005	16	169	10.65	10.65	1.00%	0.91%	0.91%
06/10/2004 - 12/31/2004	7	70	10.55	10.55	0.00%	5.52%	5.52%

JPMorgan Insurance Trust Diversified Mid Cap Value (5)
2006	24	$327	$13.66	$13.73	2.33%	14.87%	15.10%
2005	8,127	96,939	11.89	11.93	0.25%	8.23%	8.23%
06/10/2004 - 12/31/2004	1,148	12,649	11.02	11.02	0.00%	10.23%	10.23%

JPMorgan Insurance Trust Intrepid Growth (5)
2006	9,029	$101,406	$11.18	$11.24	0.07%	3.71%	3.91%
2005	6,941	75,038	10.78	10.81	0.48%	3.60%	3.60%
06/10/2004 - 12/31/2004	2,816	29,388	10.44	10.44	0.00%	4.38%	4.38%

JPMorgan Insurance Trust Diversified Mid Cap Growth (5)
2006	16	$202	$12.76	$12.83	0.00%	9.84%	9.84%
2005	19	220	11.68	11.68	0.00%	9.55%	9.55%
06/10/2004 - 12/31/2004	8	86	10.66	10.66	0.00%	6.58%	6.58%

Explanation of References for Financial Highlights on J-1 through J-4

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a Variable Account if there is only one product which has investments during the year.

(2)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”), administrative charges, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E, administrative charges, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each Variable Account as discussed in Note 4 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Total returns are not annualized for periods of less than one full year.

(4)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2002, Real Estate Variable Account was named REIT Variable Account; prior to January 1, 2003, Main Street Core Variable Account was named Large-Cap Core Variable Account; prior to May 1, 2003, Comstock Variable Account was named Strategic Value Variable Account; prior to May 1, 2004, SP William Blair International Growth Variable Account was named SP Jennison International Growth Variable Account; prior to February 1, 2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account; prior to May 1, 2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account; prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account; prior to May 1, 2006, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were named JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively; prior to November 1, 2006, JPMorgan Insurance Trust Intrepid Growth Variable Account was named JPMorgan Insurance Trust Large Cap Growth Variable Account, and prior to May 1, 2006, it was named JPMorgan Investment Trust Large Cap Growth Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of forty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, Class II shares of the Prudential Series Fund, Inc., and JPMorgan Insurance Trust (formerly JPMorgan Investment Trust) (collectively, the “Funds”) as follows:
Pacific Select Fund
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
Prudential Series Fund, Inc.
Jennison (Class II)
Value (Class II)
SP William Blair International Growth (Class II)
SP Prudential U.S. Emerging Growth (Class II)
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond (formerly JPMorgan
Investment Trust Bond)
JPMorgan Insurance Trust Equity Index (formerly JPMorgan
Investment Trust Equity Index)
JPMorgan Insurance Trust Diversified Equity (formerly JPMorgan
Investment Trust Diversified Equity)
JPMorgan Insurance Trust Diversified Mid Cap Value
(formerly JPMorgan Investment Trust Mid Cap Value)
JPMorgan Insurance Trust Intrepid Growth (formerly JPMorgan
Investment Trust Large Cap Growth)
JPMorgan Insurance Trust Diversified Mid Cap Growth
(formerly JPMorgan Investment Trust Mid Cap Growth)
     American Funds is a registered trademark of American Funds Distributors, Inc. and Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections C through G of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 1, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Pacific Select Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Pacific Select Fund’s Mid-Cap Growth and Large-Cap Value Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 5,990,977 outstanding accumulation units (valued at $59,728,135) of the Aggressive Growth Variable Account were exchanged for 6,769,094 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 5,358,266 outstanding accumulation units (valued at $62,861,745) of the Financial Services Variable Account were exchanged for 4,819,985 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Pacific Select Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Pacific Select Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 9,647,312 outstanding accumulation units (valued at $123,810,211) of the Equity Income Variable Account were substituted by 10,861,801 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their respective financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.
3. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
4. CHARGES AND EXPENSES
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select and Pacific Odyssey. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One and Pacific Portfolios’ Contracts have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit riders for Contract owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account::

	Death Benefit Options
	Standard	With Stepped-	With Premier
Pacific One and Pacific	Death	Up Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%	N/A
Administrative Fee	0.15%	0.15%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.40%	1.60%	N/A

Pacific Value and Pacific
Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific One Select (issued prior
to 8/1/2006) and Pacific
Innovations Select Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select Contracts
(issued on or after 8/1/2006)

M&E Charge	1.50%	1.50%	N/A
Administrative Fee	0.25%	0.25%	N/A
Death Benefit Rider Charge	None	0.20%	N/A

Total Annual Expenses	1.75%	1.95%	N/A

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
International Value	$442,795	$146,917
International Small-Cap (1)	686,997	4,637
Equity Index	219,680	323,684
Small-Cap Index	150,684	551,169
Diversified Research	359,918	33,717
Equity	10,665	56,772
American Funds Growth-Income	582,827	21,681
American Funds Growth	438,177	48,202
Large-Cap Value	449,597	135,389
Technology	46,875	73,851
Short Duration Bond	408,926	141,075
Concentrated Growth	8,592	16,531
Diversified Bond (1)	704,411	9,844
Growth LT	277,169	96,185
Focused 30	96,564	71,917
Health Sciences	32,846	58,487
Mid-Cap Value	832,475	98,548
Large-Cap Growth (2)	447,752	16,756
Capital Opportunities	12,738	30,650
International Large-Cap	975,121	778,252
Fasciano Small Equity	129,650	234,042
Small-Cap Value	92,016	110,889
Multi-Strategy	11,453	87,698
Main Street Core	284,119	340,155
Emerging Markets	276,869	358,454
Managed Bond	538,015	451,874
Inflation Managed	675,235	109,004
Money Market	928,898	857,868
High Yield Bond	153,813	239,842
Comstock	493,378	34,862
Mid-Cap Growth	794,738	75,687
Real Estate	143,353	93,831
VN Small-Cap Value	38,732	26,347
Jennison	2	40
Value	2	167
SP William Blair International Growth	1	142
SP Prudential U.S. Emerging Growth	—	11
JPMorgan Insurance Trust Core Bond (2)	39,666	111,661
JPMorgan Insurance Trust Equity Index (2)	74	90
JPMorgan Insurance Trust Diversified Equity (2)	18	84
JPMorgan Insurance Trust Diversified Mid Cap Value (2)	24,080	129,251
JPMorgan Insurance Trust Intrepid Growth (2)	36,674	15,830
JPMorgan Insurance Trust Diversified Mid Cap Growth (2)	53	93

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Large-Cap Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were formerly named Blue Chip, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows (amounts in thousands):

	2006			2005
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	57,748	(34,371)	23,377	55,270	(69,580)	(14,310)
International Small-Cap (1)	74,582	(5,281)	69,301
Equity Index	30,385	(32,893)	(2,508)	56,331	(22,720)	33,611
Small-Cap Index	18,366	(40,885)	(22,519)	21,436	(21,623)	(187)
Diversified Research	44,941	(16,609)	28,332	58,829	(12,404)	46,425
Equity	1,447	(4,578)	(3,131)	1,527	(4,714)	(3,187)
American Funds Growth-Income (2)	66,856	(16,245)	50,611	71,326	(4,752)	66,574
American Funds Growth (2)	57,845	(24,232)	33,613	90,843	(6,992)	83,851
Large-Cap Value	59,259	(31,756)	27,503	53,263	(124,433)	(71,170)
Technology	9,271	(13,212)	(3,941)	10,065	(9,935)	130
Short Duration Bond	84,309	(55,200)	29,109	64,421	(47,723)	16,698
Concentrated Growth (3)	2,086	(3,734)	(1,648)	3,908	(6,430)	(2,522)
Diversified Bond (1)	76,912	(7,047)	69,865
Growth LT	33,737	(18,450)	15,287	17,840	(32,434)	(14,594)
Focused 30	11,129	(8,840)	2,289	8,441	(6,340)	2,101
Health Sciences	4,092	(6,232)	(2,140)	4,697	(4,753)	(56)
Mid-Cap Value	69,987	(28,839)	41,148	77,154	(27,322)	49,832
Large-Cap Growth (3)	86,261	(28,248)	58,013	66,493	(147,923)	(81,430)
Capital Opportunities	1,645	(3,522)	(1,877)	6,281	(35,285)	(29,004)
International Large-Cap	135,872	(113,622)	22,250	147,136	(47,076)	100,060
Fasciano Small Equity (3)	16,666	(23,945)	(7,279)	30,898	(5,953)	24,945
Small-Cap Value	10,062	(10,518)	(456)	15,976	(25,882)	(9,906)
Multi-Strategy	1,721	(6,056)	(4,335)	2,643	(5,781)	(3,138)
Main Street Core	40,384	(39,330)	1,054	61,635	(20,945)	40,690
Emerging Markets	25,903	(28,796)	(2,893)	32,850	(16,620)	16,230
Managed Bond	76,693	(67,685)	9,008	61,958	(33,932)	28,026
Inflation Managed	79,450	(38,330)	41,120	59,385	(32,184)	27,201
Money Market	123,102	(116,275)	6,827	116,918	(119,992)	(3,074)
High Yield Bond	21,151	(26,528)	(5,377)	31,283	(31,962)	(679)
Comstock	61,934	(18,993)	42,941	35,465	(22,900)	12,565
Mid-Cap Growth	103,709	(22,961)	80,748	15,419	(14,074)	1,345
Real Estate	11,486	(8,988)	2,498	9,469	(9,541)	(72)
VN Small-Cap Value (2)	4,451	(3,398)	1,053	6,269	(810)	5,459
Jennison	—	(3)	(3)	1	(3)	(2)
Value	—	(11)	(11)	—	(11)	(11)
SP William Blair International Growth	—	(8)	(8)	1	(14)	(13)
SP Prudential U.S. Emerging Growth	—	(1)	(1)	—	(1)	(1)
JPMorgan Insurance Trust Core Bond (3)	4,478	(11,369)	(6,891)	9,725	(698)	9,027
JPMorgan Insurance Trust Equity Index (3)	7	(7)	—	20	(1)	19
JPMorgan Insurance Trust Diversified Equity (3)	2	(8)	(6)	11	(2)	9
JPMorgan Insurance Trust Diversified Mid Cap Value (3)	2,184	(10,287)	(8,103)	7,301	(322)	6,979
JPMorgan Insurance Trust Intrepid Growth (3)	4,043	(1,955)	2,088	6,516	(2,391)	4,125
JPMorgan Insurance Trust Diversified Mid Cap Growth (3)	4	(7)	(3)	13	(2)	11

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, Fasciano Small Equity, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Diversified Equity, JPMorgan Insurance Trust Diversified Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, Aggressive Equity, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Mid Cap Value, JPMorgan Investment Trust Large Cap Growth, and JPMorgan Investment Trust Mid Cap Growth Variable Accounts, respectively.
7. SUBSEQUENT EVENTS
     On November 30, 2006, the Pacific Select Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and Main Street Core Portfolios, the underlying portfolios for the Equity and Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007, or on a later date as the parties may agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, VN Small-Cap Value, Jennison, Value, SP William Blair International Growth, SP Prudential U.S. Emerging Growth, JPMorgan Insurance Trust Core Bond (formerly JPMorgan Investment Trust Bond), JPMorgan Insurance Trust Equity Index (formerly JPMorgan Investment Trust Equity Index), JPMorgan Insurance Trust Diversified Equity (formerly JPMorgan Investment Trust Diversified Equity), JPMorgan Insurance Trust Diversified Mid Cap Value (formerly JPMorgan Investment Trust Mid Cap Value), JPMorgan Insurance Trust Intrepid Growth (formerly JPMorgan Investment Trust Large Cap Growth), and JPMorgan Insurance Trust Diversified Mid Cap Growth (formerly JPMorgan Investment Trust Mid Cap Growth) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2007

L-1

Annual Reports
as of December 31, 2006

•	Pacific Select Fund
•	Separate Account A of Pacific Life Insurance Company

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	2143-07A